Stock Incentive Plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation
Proceeds from exercise of stock options	$ 329	$ 296	$ 362
Payments for taxes related to net share settlement of equity awards	71	72	63
Total intrinsic value of options exercised	176	244	394
Restricted Stock
Compensation
Total fair value of restricted shares vested	175	218	164
Restricted Stock Units (RSUs)
Compensation
Unrecognized compensation expense related to unvested options	$ 350
Unrecognized compensation expense related to unvested options, period of recognition (in years)	2 years 3 months
Options Granted, Beginning from 2011
Compensation
Exercisable period (in years)	4 years
Expiration period for options granted (in years)	7 years
Employee Stock Option
Compensation
Unrecognized compensation expense related to unvested options	$ 57
Unrecognized compensation expense related to unvested options, period of recognition (in years)	1 year 9 months 4 days
Fair value of options vested	$ 341	$ 298	$ 334
Unvested options to vest over the requisite service period (in shares)	9,000,000
Employee Stock Purchase Plan 2007
Compensation
Maximum number of shares that can be purchased (in shares)	30,000,000
Employee purchase price, percentage of fair market value of ordinary shares	90.00%		85.00%
Shares of common stock purchased for ESPP (in shares)	1,000,000
Average price of shares of common stock purchased for ESPP (in dollars per share)	$ 71.66
Shares available for future grants under the ICP (in shares)	11,000,000
Equity Incentive Plan 2010
Compensation
Maximum number of shares that can be purchased (in shares)	74,000,000
Shares available for future grants under the ICP (in shares)	32,000,000
Minimum
Compensation
Requisite service period of the stock award (in years)	3 years
Maximum
Compensation
Requisite service period of the stock award (in years)	5 years